Nature of Operations	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Nature of Operations [Text Block]
Note 1	Nature of Operations

CounterPath Corporation (the “Company”) was incorporated in the State of Nevada on April 18, 2003. The Company changed its name from CounterPath Solutions, Inc. to CounterPath Corporation on October 17, 2007. The Company’s common shares are quoted for trading on the Over-The-Counter Bulletin Board in the United States of America and on the TSX Venture Exchange in Canada.

On August 2, 2007, the Company acquired of all of the shares of NewHeights Software Corporation (“NewHeights”) through the issuance of 7,680,168 shares of the Company’s common stock and 369,836 preferred shares issued from a subsidiary of the Company that are exchangeable into 369,836 shares of common stock of the Company. For accounting purposes, the Company was deemed to be the acquirer of NewHeights based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired FirstHand Technologies Inc. (“FirstHand”), a private Ontario, Canada corporation, through the issuance of 5,900,014 shares of the Company’s common stock. For accounting purposes, the Company was deemed to be the acquirer of FirstHand based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired BridgePort Networks, Inc. (“BridgePort”), a private Delaware corporation, by way of merger in consideration for the assumption of all of the assets and liabilities of BridgePort. For accounting purposes, the Company was deemed to be the acquirer of BridgePort based on certain factors primarily being the composition of the board after the transaction.

On February 5, 2008, the Company's wholly-owned subsidiaries, NewHeights and CounterPath Solutions R&D Inc. were merged as a wholly-owned subsidiary of the Company under the name CounterPath Technologies Inc.

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. The par value of the common stock was unaffected by the stock consolidation and remains at $0.001 per share. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On November 1, 2010, the Company's wholly-owned subsidiary, FirstHand Technologies Inc. was amalgamated with CounterPath Technologies Inc. and carrying on as CounterPath Technologies Inc.

The Company focuses on the design, development, marketing and sales of desktop and mobile communications application software, conferencing software, gateway (server) software and related professional services, such as pre and post sales technical support and customization services. The Company’s products are sold into the Voice over Internet Protocol (VoIP) market primarily to telecom carriers, telecom original equipment manufacturers and businesses in North America, Central and South America, Europe and Asia.

Note 1	Nature of Operations

CounterPath Corporation (the “Company”) was incorporated in the State of Nevada on April 18, 2003. The Company changed its name from CounterPath Solutions, Inc. to CounterPath Corporation on October 17, 2007. The Company’s common shares are quoted for trading on the Over-The-Counter Bulletin Board in the United States of America and the TSX Venture Exchange in Canada.

On August 2, 2007, the Company acquired of all of the shares of NewHeights Software Corporation (“NewHeights”) through the issuance of 7,680,168 shares of the Company’s common stock and 369,836 preferred shares issued from a subsidiary of the Company exchangeable into 369,836 shares of common stock of the Company. For accounting purposes, the Company was deemed to be the acquirer of NewHeights based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired FirstHand Technologies Inc. (“FirstHand”), a private Ontario, Canada corporation, through the issuance of 5,900,014 shares of the Company’s common stock. For accounting purposes, the Company was deemed to be the acquirer of FirstHand based on certain factors including the number of common shares issued in the transaction as a proportion of the total common shares outstanding, and the composition of the board after the transaction.

On February 1, 2008, the Company acquired BridgePort Networks, Inc. (“BridgePort”), a private Delaware corporation, by way of merger in consideration for the assumption of all of the assets and liabilities of BridgePort. For accounting purposes, the Company was deemed to be the acquirer of BridgePort based on certain factors primarily being the composition of the board after the transaction.

On February 5, 2008, the Company's wholly-owned subsidiaries, NewHeights and CounterPath Solutions R&D Inc. were merged as a wholly-owned subsidiary of the Company under the name CounterPath Technologies Inc.

On March 19, 2008, the Company’s Board of Directors approved a five for one common stock consolidation. As a result, the Company's authorized capital decreased from 415,384,500 shares of common stock to 83,076,900 shares of common stock. The par value of the common stock was unaffected by the stock consolidation and remains at $0.001 per share. All per share amounts and outstanding shares, including all common stock equivalents (stock options and warrants) have been retroactively adjusted in the Consolidated Financial Statements and in the Notes to the Consolidated Financial Statements for all periods presented to reflect the stock consolidation.

On November 1, 2010, the Company's wholly-owned subsidiary, FirstHand Technologies Inc. was amalgamated with CounterPath Technologies Inc. and carrying on as CounterPath Technologies Inc.

The Company focuses on the design, development, marketing and sales of desktop and mobile communications application software, conferencing software, gateway (server) software and related professional services, such as pre and post sales technical support and customization services. The Company’s products are sold into the Voice over Internet Protocol (VoIP) market primarily to telecom carriers, telecom original equipment manufacturers and businesses in North America, Central and South America, Europe and Asia.